Tax charge - Components (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax expense:
Corporation tax	£ (746)	£ (1,464)	£ (782)
Adjustments in respect of prior years	50	87	48
Total current tax charge	(696)	(1,377)	(734)
Deferred tax arising from:
Origination and reversal of temporary differences	(531)	64	(40)
Impact of changes in local statutory tax rates	(353)	6	22
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period		16	10
Total deferred tax (charge) credit	(884)	86	(8)
Total tax charge	(1,580)	(1,291)	(742)
Hong Kong
Current tax expense:
Total current tax charge	£ (59)	£ (53)	£ (35)
Deferred tax arising from:
Current tax charge (as a percent)	16.50%
Percentage of net insurance premium used to calculate income tax charge	5.00%